CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Jan. 01, 2022 USD ($) sites	Jan. 02, 2021 USD ($)	Oct. 02, 2021 USD ($)	May 14, 2021 USD ($)
Environmental Liabilities Associated with Remediation
Environmental site contingency number of sites | sites	12
Balance at beginning of year	$ 21.1	$ 21.4
Charges, net of reversals	2.9	3.0
Payments	(2.1)	(3.3)
Balance at end of year	21.9	21.1
Short term environmental liabilities	2.0	$ 9.0
Contingent liability	$ 26.6			$ 26.6
Loss contingency, estimate of possible loss			$ 35.8